Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
NON-CURRENT ASSETS
Non-current financial asset	$ 600,000
Intangible assets	1,017,983	7,294,083
Property and equipment	214,513	190,489
Right-of-use assets	743,807	589,721
Deposits	24,608	26,072
Total non-current assets	2,600,911	8,100,365
CURRENT ASSETS
Accounts receivable	13,537,896	17,236,384
Contract assets	11,825,444	16,024,969
Prepayments and other assets	10,148,983	4,855,371
Tax recoverable	63,052	388
Pledged bank deposits	185,336	188,745
Cash and cash equivalents	42,521,520	68,641,016
Total current assets	78,282,231	106,946,873
CURRENT LIABILITIES
Accounts and other payable	30,209,247	33,221,616
Warrant liabilities	1,392,997	1,839,808
Lease liabilities	441,878	574,630
Tax payable	32,069
Provisions	71,274	71,872
Total current liabilities	32,147,465	35,707,926
NET CURRENT ASSETS	46,134,766	71,238,947
TOTAL ASSETS LESS CURRENT LIABILITIES	48,735,677	79,339,312
NON-CURRENT LIABILITIES
Lease liabilities	293,672	31,431
Deferred tax liabilities	29,857	29,272
Provisions	185,274	194,260
Total non-current liabilities	508,803	254,963
NET ASSETS	48,226,874	79,084,349
EQUITY
Issued capital	4,363	4,200
Reserves	48,222,511	79,080,149
TOTAL EQUITY	$ 48,226,874	$ 79,084,349